INVENTORY (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Disclosure of current inventories

US$ MILLIONS	2017	2016
Current:
Natural gas inventory	$84	$82
Raw materials and consumables	24	19
Carrying amount of inventories	$108	$101